Schedule of Consulting Agreement with Related Parties (Details) - 6 months ended Jun. 30, 2026	USD ($)	CAD ($)
T. M. Williams Executive Chairman [Member] | T.M. Williams (ROW), Inc. [Member]
Management consulting agreements, annual amount	$ 220,437
Jason Williams Chief Executive Officer [Member]
Management consulting agreements, annual amount	231,498
H. W. Bromley Chief Financial Officer [Member] | Bromley Accounting Services Ltd. [Member]
Management consulting agreements, annual amount	$ 220,488
T. H. Williams Vice President Product [Member] | Farcast Operations Inc. [Member]
Management consulting agreements, annual amount		$ 314,800